Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Non-Current Assets
Other long-term assets are comprised of the following:

	June 30, 2023	December 31, 2022
(In $ millions)
Deferred mobilization and contract preparation costs (1)	24.1	17.1
Deferred tax asset	2.6	3.5
Liquidated damages (2)	1.4	2.3
Right-of-use lease asset, non-current (3)	1.4	1.7
Deferred demobilization revenue (4)	0.5	1.5
VAT receivable	0.4	0.4
Prepayments	0.3	0.2
Total	30.7	26.7

(1) Non-current deferred mobilization and contract preparation costs relates to the non-current portion of contract mobilization and preparation costs for the jack-up rigs "Arabia I", "Arabia II", "Arabia III", "Saga", "Ran" and "Hild" (see Note 5 - Contracts with Customers).

(2) Relates to the non-current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts, which is amortized over the firm contract terms and recognized as reduction of "Dayrate revenue" in the Consolidated Statements of Operations.

(3) The right-of-use lease asset pertains to our offices and yard leases.

(4) Non-current deferred demobilization revenue relates to demobilization revenue for one of our jack-up rigs, which will be billed upon contract completion.